EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per common unit are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of $, except per unit data)	2018	2017	2018	2017
Common unitholders' interest in net income	24,914	52,750	36,447	75,833
Less: distributions paid (1)	(40,383)	(39,991)	(80,908)	(79,982)
(Over)/under distributed earnings	(15,469)	12,759	(44,461)	(4,149)

Basic:
Weighted average common units outstanding (in thousands)	69,833	69,248	70,050	67,990
Diluted:
Weighted average common units outstanding (in thousands)	69,833	69,248	70,050	67,990
Earn-out units(2)	374	749	374	749
Common unit and common unit equivalents	70,207	69,997	70,424	68,739

Earnings per unit (basic and diluted):
Basic - Common unitholders	$0.36	$0.76	$0.52	$1.12
Diluted - Common unitholders	$0.35	$0.75	$0.52	$1.10

Cash distributions declared and paid in the period per common unit(3):	$0.58	$0.58	$1.16	$1.16
Subsequent event: Cash distributions declared and paid per common unit relating to the period(4):	$0.58	$0.58	$0.58	$0.58
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the weighted average number of common units outstanding in the period.

(2) This relates to the Earn-Out units issuable in connection with the IDR exchange transaction in October 2016 in which we exchanged our old Incentive Distribution Rights (“IDRs”) for new IDRs.

(3) Refers to cash distribution declared and paid during the period.

(4) Refers to cash distribution declared relating to the period and paid subsequent to the period end.